Inventories	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventories
5. INVENTORIES
The components of inventories are as follows:

	December 31
	2022	2023
	US$	US$
Finished goods	98,307	61,336
Work in process	111,530	86,930
Raw materials	78,127	68,684

	287,964	216,950

The Company wrote down US$5,689 thousand, US$15,833 thousand and US$7,920 thousand in 2021, 2022 and 2023, respectively, for obsolete or unmarketable inventory.